CM Advisors Fixed Income Fund
Schedule of Investments
May 31, 2026 (Unaudited)

COMMON STOCKS - 10.9%	Shares	Value
Energy - 10.9%
Oil & Gas Equipment & Services - 10.9%
PHI Group, Inc. (Cost $1,222,685)	113,912	$ 3,417,360

CORPORATE BONDS - 72.7%	Par Value	Value
Communication Services - 2.0%
Alternative Carriers - 2.0%
Lumen Technologies, Inc., 6.875%, due 01/15/28	$ 150,000	$ 151,998
Qwest Corporation,
7.375%, due 05/01/30	300,000	295,500
7.750%, due 05/01/30	200,000	197,500
		644,998
Consumer Discretionary - 9.6%
Apparel, Accessories & Luxury Goods – 1.0%
Tapestry, Inc.,
4.125%, due 07/15/27	225,000	224,176
5.100%, due 03/11/30	100,000	101,036
		325,212
Automobile Manufacturers - 1.9%
Ford Motor Credit Company, LLC, 4.346%, due 12/08/26	300,000	299,405
General Motors Company, 5.600%, due 10/15/32	303,000	311,556
		610,961
Automotive Retail - 1.1%
Advance Auto Parts, Inc., 5.950%, due 03/09/28	350,000	354,171

Distributors – 2.3%
Genuine Parts Company, 4.950%, due 08/15/29	475,000	472,980
LKQ Corporation, 6.250%, due 06/15/33	250,000	258,555
		731,535
Home Furnishings - 1.1%
Leggett & Platt, Inc., 3.500%, due 11/15/27	350,000	342,515

Hotels, Resorts & Cruise Lines - 0.5%
Royal Caribbean Cruises Ltd., 7.500%, due 10/15/27	135,000	140,125

Leisure Products - 1.7%
Polaris, Inc., 6.950%, due 03/15/29	500,000	522,108

Consumer Staples - 1.6%
Packaged Foods & Meats - 1.6%
Conagra Brands, Inc.,
7.000%, due 10/01/28	100,000	104,764
4.850%, due 11/01/28	400,000	400,636
		505,400

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

CORPORATE BONDS - 72.7% (Continued)	Par Value	Value
Energy - 12.2%
Integrated Oil & Gas - 2.7%
Occidental Petroleum Corporation,
3.000%, due 02/15/27	$ 100,000	$ 99,009
8.450%, due 02/15/29	100,000	107,936
7.875%, due 09/15/31	550,000	626,313
		833,258
Oil & Gas Drilling - 1.6%
Helmerich & Payne, Inc., 2.900%, due 09/29/31	550,000	495,224

Oil & Gas Exploration & Production - 5.4%
APA Corporation, 7.750%, due 12/15/29	200,000	217,743
Continental Resources, Inc., 4.375%, due 01/15/28	450,000	447,491
Devon Energy Corporation, 7.950%, due 04/15/32	250,000	288,238
EQT Corporation, 4.500%, due 01/15/29	150,000	149,070
Marathon Oil Corporation, 4.400%, due 07/15/27	400,000	396,688
Vital Energy, Inc., 9.750%, due 10/15/30	200,000	213,000
		1,712,230
Oil & Gas Storage & Transportation - 2.5%
Cheniere Energy, Inc., 4.625%, due 10/15/28	400,000	399,659
Southern Natural Gas Company, 8.000%, due 03/01/32	350,000	400,539
		800,198
Financials - 12.7%
Banks - 1.6%
Manufacturers & Traders Trust Company, 3.400%, due 08/17/27	500,000	493,606

Consumer Finance - 1.3%
Ford Motor Credit Company, LLC, 5.100%, due 08/20/27	200,000	200,059
John Deere Capital Corporation, 4.260%, due 04/19/27	200,000	200,152
		400,211
Diversified Banks - 4.8%
JPMorgan Chase & Company,
1.100%, due 06/22/26	650,000	648,668
5.040%, due 01/23/28	450,000	452,080
5.500%, due 12/13/34	425,000	425,601
		1,526,349
Investment Banking & Brokerage - 2.0%
Jefferies Financial Group, Inc.,
6.450%, due 06/08/27	150,000	152,862
6.000%, due 07/31/35	500,000	486,789
		639,651
Property & Casualty Insurance - 1.9%
Fairfax Financial Holdings Ltd., 3.375%, due 03/03/31	150,000	140,211
Fidelity National Financial, Inc.,
3.400%, due 06/15/30	295,000	277,893
2.450%, due 03/15/31	200,000	176,954
		595,058
Transaction & Payment Processing Services - 1.1%
Fiserv, Inc., 4.200%, due 10/01/28	350,000	346,203

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

CORPORATE BONDS - 72.7% (Continued)	Par Value	Value
Health Care - 1.5%
Health Care Services - 0.8%
Cigna Group (The), 5.125%, due 05/15/31	$ 250,000	$ 254,658

Life Sciences Tools & Services - 0.7%
Illumina, Inc., 5.750%, due 12/13/27	200,000	203,342

Industrials – 11.6%
Aerospace & Defense - 0.6%
Huntington Ingalls Industries, Inc., 2.043%, due 08/16/28	200,000	189,449

Building Products - 1.7%
Masco Corporation, 7.750%, due 08/01/29	500,000	536,311

Construction & Engineering - 1.3%
Fluor Corporation, 4.250%, due 09/15/28	400,000	393,120

Data Processing & Outsourced Services – 2.2%
Broadridge Financial Solutions, Inc., 2.600%, due 05/01/31	500,000	446,697
Concentrix Corporation,
6.650%, due 08/02/26	38,000	38,036
6.600%, due 08/02/28	210,000	209,069
		693,802
Industrial Machinery & Supplies & Components - 1.9%
Timken Company (The),
6.875%, due 05/08/28	300,000	310,745
4.500%, due 12/15/28	300,000	299,351
		610,096
Research & Consulting Services - 1.3%
Jacobs Engineering Group, Inc., 5.900%, due 03/01/33	400,000	413,747

Trading Companies & Distributors - 2.6%
United Rentals North America, Inc.,
5.250%, due 01/15/30	600,000	600,162
4.000%, due 07/15/30	225,000	214,985
		815,147
Information Technology - 3.3%
Electronic Components - 1.6%
Corning, Inc., 7.250%, due 08/15/36	500,000	502,613

Electronic Equipment & Instruments - 0.6%
Vontier Corporation, 2.400%, due 04/01/28	200,000	191,933

IT Consulting & Other Services - 0.7%
DXC Technology Company, 2.375%, due 09/15/28	250,000	234,366

Semiconductors - 0.4%
Intel Corporation, 4.875%, due 02/10/28	120,000	120,772

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

CORPORATE BONDS - 72.7% (Continued)	Par Value	Value
Materials - 13.5%
Commodity Chemicals - 2.4%
Olin Corporation,
5.625%, due 08/01/29	$ 200,000	$ 198,883
5.000%, due 02/01/30	575,000	558,066
		756,949
Copper - 1.9%
Freeport-McMoRan, Inc.,
5.000%, due 09/01/27	150,000	150,032
5.250%, due 09/01/29	100,000	100,878
9.500%, due 06/01/31	300,000	354,850
		605,760
Diversified Chemicals - 4.3%
Celanese US Holdings, LLC, 7.165%, due 07/15/27 (a)	191,000	195,976
Dow Chemical Company (The),
7.375%, due 11/01/29	300,000	324,301
4.800%, due 01/15/31	350,000	346,492
Huntsman International, LLC, 4.500%, due 05/01/29	500,000	484,237
		1,351,006
Fertilizers & Agricultural Chemicals - 1.9%
FMC Corporation,
3.450%, due 10/01/29	400,000	365,732
5.650%, due 05/18/33	250,000	224,738
		590,470
Metal, Glass & Plastic Containers - 1.7%
Ball Corporation,
6.000%, due 06/15/29	400,000	406,671
2.875%, due 08/15/30	150,000	136,436
		543,107
Steel - 1.3%
Arcelormittal S.A., 6.550%, due 11/29/27	400,000	411,160

Utilities - 4.7%
Electric Utilities - 2.9%
Edison International, 5.750%, due 06/15/27	250,000	251,876
Exelon Corporation, 7.600%, due 04/01/32	500,000	561,041
Southern Company, 5.113%, due 08/01/27	100,000	100,793
		913,710
Gas Utilities - 0.3%
National Fuel Gas Company, 5.500%, due 10/01/26	100,000	100,352

Independent Power Producers & Energy Traders - 1.5%
AES Corporation, 5.450%, due 06/01/28	450,000	454,624

Total Corporate Bonds (Cost $22,774,002)		$ 22,905,507

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

U.S. TREASURY OBLIGATIONS - 8.7%	Par Value	Value
U.S. Treasury Notes - 8.7%
1.875%, due 06/30/26	$ 250,000	$ 249,630
3.750%, due 08/31/26	250,000	249,998
1.125%, due 10/31/26	500,000	494,521
4.625%, due 11/15/26	500,000	501,844
4.250%, due 11/30/26	500,000	501,172
4.375%, due 12/15/26	250,000	250,791
1.875%, due 02/28/27	500,000	492,838
Total U.S. Treasury Obligations (Cost $2,743,383)		$ 2,740,794

MONEY MARKET FUNDS - 5.8%	Shares	Value
Allspring Treasury Plus Money Market Fund - Institutional Class, 3.51% (b) (Cost $1,836,402)	1,836,402	$ 1,836,402

Total Investments at Value - 98.1% (Cost $28,576,472)		$ 30,900,063

Other Assets in Excess of Liabilities - 1.9%		608,379

Net Assets - 100.0%		$ 31,508,442

S.A. - Societe Anonyme

(a)	Step Coupon. Rate shown is the coupon in effect as of May 31, 2026.
(b)	The rate shown is the 7-day effective yield as of May 31, 2026.